COMMITMENTS	6 Months Ended
Jun. 30, 2022
Commitments [Abstract]
COMMITMENTS
12.	COMMITMENTS

As of June 30, 2022, the Company is committed to payments totaling $16.1 million (December 31, 2021 - $9.3 million) for activities related to the development of the Enos system.

The Company entered into an agreement with a consultant under which the Company has certain contractual obligations to grant up to 100,000 restricted Common Shares based on the consultant’s achievement of multiple pre-determined performance criteria. To-date, the performance criteria have not been achieved and no restricted Common Shares have been granted to the consultant. The agreement expired on May 13, 2022.

In May 2022, the Company received a purchase order from Medtronic plc (“Medtronic”) for $2.6 million to cover the purchase of instruments and cameras that will be used in pre-clinical activities by Medtronic. Medtronic will be evaluating the Company as a potential manufacturing and supply partner for Medtronic’s own RAS technology. The Company anticipates that will it deliver on this purchase order the remainder of 2022.